Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

Note 13

Segment Information

Seaboard Corporation had six reportable segments through December 31, 2011: Pork, Commodity Trading and Milling, Marine, Sugar, Power and Turkey, each offering a specific product or service. Seaboard’s reporting segments are based on information used by Seaboard’s Chief Executive Officer in his capacity as chief operating decision maker to determine allocation of resources and assess performance. Each of the six main segments is separately managed, and each was started or acquired independent of the other segments. The Pork segment produces and sells fresh and frozen pork products to further processors, foodservice operators, grocery stores, distributors and retail outlets throughout the United States, and to Japan, Mexico and certain other foreign markets. The Commodity Trading and Milling segment is an integrated grain trading, grain processing and logistics operations that internationally markets wheat, corn, soybean meal, rice and other similar commodities in bulk to third party customers and to non-consolidated affiliates. This segment also operates flour, maize and feed mills in foreign countries. The Marine segment, based in Miami, Florida, provides containerized cargo shipping services between the United States, the Caribbean Basin and Central and South America. The Sugar segment produces and processes sugar and alcohol in Argentina, primarily to be marketed locally. The Power segment is an unregulated independent power producer in the Dominican Republic operating floating power generating facilities from a system of diesel engines. The Turkey segment, accounted for using the equity method, produces and sells branded and non-branded turkeys and other turkey products. Total assets for the Turkey segment represents Seaboard’s investment in and notes receivable from this affiliate. Revenues for the All Other segment are primarily derived from the jalapeño pepper processing operations.

The Pork segment derives approximately 10% of its revenues from a few customers in Japan through one agent. Substantially all of its hourly employees at its Guymon processing plant are covered by a collective bargaining agreement. The Pork segment incurred an impairment charge of $5,600,000 recorded in cost of sales on the Consolidated Statement of Earnings related to its ham boning and processing plant in Mexico in the third quarter of 2011.  See Note 5 for further discussion.

In the first quarter of 2011, the Commodity Trading and Milling (CT&M) segment recognized $101,080,000 in net sales related to previously deferred costs and deferred revenues under contracts for which the final sale prices were not fixed and determinable until 2011.  In 2011 and 2009, the CT&M segment incurred certain grain inventory write-downs of $15,374,000 (with no tax benefit recognized), or $12.65 per share, and $8,801,000 (with no tax benefit recognized), or $7.10 per share, respectively, for various customer contract performance issues.  At December 31, 2011, Seaboard did not have any material remaining amounts of grain inventories previously disclosed for which customer contract performance is a heightened concern.

In the fourth quarter of 2011, the CT&M segment recognized a $5,080,000 gain (Seaboard’s proportionate share) in income from affiliates as a result of its non-consolidated affiliate in Haiti’s final insurance settlement related to the 2010 earthquake. The insurance settlement related to property damages and business interruption. The rebuilt mill was completed in December 2011. The CT&M segment derives a significant portion of its operating income from sales to a non-consolidated affiliate and also derives a significant portion of its income from affiliates from this same affiliate.

In December 2011, the CT&M segment made an $8,493,000 advance capital lease payment to begin operations in 2012 of a flour mill in Ghana.  The initial lease term is for 33 years with an option to renew for additional years.  This lease was accounted for as a capital lease and increased fixed assets by $9,763,000 and liabilities by $1,270,000 as of December 31, 2011.  During the third quarter of 2010, Seaboard acquired a majority interest in a commodity origination, storage and processing business in Canada for approximately $6,747,000, including $1,169,000 of cash acquired. This transaction was accounted for using the purchase method, and would not have significantly affected net earnings or earnings per share on a pro forma basis.

Prior to the first quarter of 2009, the Sugar segment was named Sugar and Citrus reflecting the citrus and related juice operations of this business. During the first quarter of 2009, management reviewed its strategic options for the citrus business in light of a continually difficult operating environment. In March 2009, management decided not to process, package or market the 2009 harvest for the citrus and related juice operations. As a result, during the first quarter of 2009, a charge to earnings primarily in cost of sales of $2,803,000 was recorded primarily to write down the value of related citrus and juice inventories to net realizable value, considering such remaining inventory will not be marketed similar to prior years but instead liquidated. In the second quarter of 2009, management decided to integrate and transform the land previously used for citrus production into sugar cane production and thus incurred an additional charge to earnings primarily in cost of sales of approximately $2,497,000 during the second quarter of 2009 in connection with this change in business. The remaining fixed assets from the citrus operations, primarily buildings and equipment, have either been sold under long-term agreements or integrated into the sugar business. However, since such sale agreements are long-term and collectibility of the sales price is not reasonably assured, the sale is being recognized under the cost recovery method and thus the gain on sale, which is not material, will not be recognized until proceeds collected exceed the net book value of the assets sold.

On April 8, 2011, Seaboard closed the sale of its two floating power generating facilities in the Dominican Republic, for $73,102,000 (net of $3,000,000 placed in escrow for potential dry dock costs).  During March 2009, $15,000,000 was paid to Seaboard.  In the second quarter of 2011, the previously escrowed balance of $55,000,000, less $3,000,000 to remain in escrow for potential dry dock costs, plus $2,796,000 of escrow earnings and $3,306,000 for various inventory items related to one of the facilities, was paid to Seaboard.  Seaboard received $1,500,000 of the $3,000,000 in escrow in the third quarter of 2011.  The $1,500,000 was recognized as a gain on sale of assets in operating income in the third quarter of 2011.  Seaboard ceased depreciation on January 1, 2010 for these two power generating facilities but continued to operate them until March 30, 2011.  The net book value of the two power generating facilities and certain inventory items was $21,679,000 at the sale close date.  Seaboard recognized a gain on sale of assets of $51,423,000 in operating income in the second quarter of 2011.  In late March 2011, the purchaser entered into discussions with Seaboard to lease one of the facilities to Seaboard for a short period of time.  On April 20, 2011, Seaboard signed a short-term lease agreement that allowed Seaboard to resume operations of one of the facilities (72 megawatts) and operate it through approximately March 31, 2012.  Seaboard and the purchaser also agreed to defer the sale to the purchaser of the inventory related to the leased facility until the end of the lease term.  Seaboard retained all other physical properties of this business and constructed a new 106 megawatt floating power generating facility for use in the Dominican Republic for a total project cost of approximately $133,000,000, including capitalized interest.  This new facility is anticipated to begin commercial operations in March 2012.

The Turkey segment, acquired on December 6, 2010 and accounted for using the equity method, had operating income in 2011 of $55,164,000 and operating loss of $169,000 in 2010.  On December 31, 2011, Butterball closed its Longmont, Colorado processing plant, resulting in an impairment of fixed assets charge and accrued severance charges.  Seaboard’s proportionate share of these charges was $(3,005,000) recognized in income from affiliates in the second half of 2011.

The following tables set forth specific financial information about each segment as reviewed by management, except for the Turkey segment information previously disclosed in Note 4 to the Consolidated Financial Statements. Operating income for segment reporting is prepared on the same basis as that used for consolidated operating income. Operating income, along with income from affiliates for the Commodity Trading and Milling and Turkey segment, is used as the measure of evaluating segment performance because management does not consider interest and income tax expense on a segment basis.

Sales to External Customers:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$1,744,630	$1,388,265	$1,065,338
Commodity Trading and Milling	2,689,786	1,808,948	1,531,572
Marine	928,548	853,565	737,629
Sugar	259,786	195,993	142,966
Power	111,391	124,034	107,074
All Other	12,761	14,897	16,729
Segment/Consolidated Totals	$5,746,902	$4,385,702	$3,601,308

Operating Income:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$259,271	$213,325	$(15,025)
Commodity Trading and Milling	43,225	34,432	24,839
Marine	(3,904)	47,612	24,113
Sugar	65,101	31,741	(851)
Power	60,845	13,424	8,172
All Other	(1,191)	832	1,498
Segment Totals	423,347	341,366	42,746
Corporate	(16,143)	(20,300)	(19,023)
Consolidated Totals	$407,204	$321,066	$23,723

Income from Affiliates:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Commodity Trading and Milling	$13,450	$20,983	$19,128
Sugar	440	980	1,030
Turkey	12,731	(998)	–
Segment/Consolidated Totals	$26,621	$20,965	$20,158

Depreciation and Amortization:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$43,866	$50,813	$53,182
Commodity Trading and Milling	5,567	5,165	4,681
Marine	22,675	22,743	21,772
Sugar	8,289	7,180	7,732
Power	192	204	3,783
All Other	403	428	431
Segment Totals	80,992	86,533	91,581
Corporate	231	269	260
Consolidated Totals	$81,223	$86,802	$91,841

Total Assets:	December 31,
(Thousands of dollars)	2011	2010
Pork	$738,574	$761,490
Commodity Trading and Milling	755,903	686,379
Marine	261,781	246,902
Sugar	269,564	223,223
Power	165,118	91,739
Turkey	312,164	277,778
All Other	6,257	6,332
Segment Totals	2,509,361	2,293,843
Corporate	497,367	440,243
Consolidated Totals	$3,006,728	$2,734,086

Investment in and Advances to Affiliates:	December 31,
(Thousands of dollars)	2011	2010
Commodity Trading and Milling	$160,402	$140,696
Sugar	3,177	2,957
Turkey	201,261	187,669
Segment/Consolidated Totals	$364,840	$331,322

Capital Expenditures:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$39,890	$9,568	$15,188
Commodity Trading and Milling	5,192	2,390	2,650
Marine	31,210	28,411	14,697
Sugar	22,626	30,620	21,603
Power	84,041	31,709	39
All Other	60	362	87
Segment Totals	183,019	103,060	54,264
Corporate	729	276	12
Consolidated Totals	$183,748	$103,336	$54,276

Administrative services provided by the corporate office allocated to the individual segments represent corporate services rendered to and costs incurred for each specific segment, with no allocation to individual segments of general corporate management oversight costs. Corporate assets include short-term investments, other current assets related to deferred compensation plans, fixed assets, deferred tax amounts and other miscellaneous items. Corporate operating losses represent certain operating costs not specifically allocated to individual segments and include costs related to Seaboard’s deferred compensation programs (which are offset by the effect of the mark-to-market investments recorded in Other Investment Income, Net).

Geographic Information

Seaboard had sales in South Africa totaling $622,354,000, $420,277,000 and $292,547,000 for the years ended December 31, 2011, 2010 and 2009, respectively, representing approximately 11%, 10% and 8% of total sales for each respective year. No other individual foreign country accounted for 10% or more of sales to external customers.

The following table provides a geographic summary of net sales based on the location of product delivery:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Caribbean, Central and South America	$2,225,829	$1,702,823	$1,406,749
Africa	1,489,409	1,061,221	969,324
United States	1,328,116	1,079,316	855,412
Canada/Mexico	407,593	245,935	146,601
Pacific Basin and Far East	238,116	198,100	165,721
Eastern Mediterranean	49,472	78,380	14,964
Europe	8,367	19,927	42,537
Totals	$5,746,902	$4,385,702	$3,601,308

The following table provides a geographic summary of Seaboard’s long-lived assets according to their physical location and primary port for the vessels:

	December 31,
(Thousands of dollars)	2011	2010
United States	$515,375	$511,908
Dominican Republic	120,707	56,928
Argentina	111,726	105,298
All other	50,419	49,197
Totals	$798,227	$723,331

At December 31, 2011 and 2010, Seaboard had approximately $221,584,000 and $183,163,000, respectively, of foreign receivables, excluding receivables due from affiliates, which generally represent more of a collection risk than the domestic receivables.  Management believes its allowance for doubtful accounts is adequate.